Financial risk management (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial risk management [Line Items]
Percentage of Financial Liabilities Maturing in Next 12 Months	4.00%
Undrawn borrowing facilities	$ 478,000
Derivatives designated as fair value hedges liability	$ 29,470	$ 63,270
Percentage of Insurance Covers on Risk	80.00%
Banco Santander [Member]
Financial risk management [Line Items]
Collateral Guarantee Reduce Liquidity Risk	$ 1,870
CHILE
Financial risk management [Line Items]
Average foreign exchange rate	10,000
Derivatives [member]
Financial risk management [Line Items]
Financial assets, at fair value	$ 18,410	18,900
Adjustments for unrealised foreign exchange losses (gains)	$ 473,000
Derivatives [member] | Interest rate hedging [Member]
Financial risk management [Line Items]
Derivative financial instruments percentage of obligations covered	100.00%
Derivatives [member] | Derivative instruments associated with nominative term deposits [Member] | Hedges of foreign exchange risks [Member]
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets	$ 21,000
Derivatives designated as fair value hedges liability		$ 16,400
Percentage of foreign exchange risk associated with nominative term deposits	100.00%